Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.1%
	Affiliated Investment Companies: 99.1%
2,250,343	Voya Emerging Markets Index Portfolio - Class P2	$ 26,554,052	7.0
9,701,515	Voya International Index Portfolio - Class P2	93,813,646	24.6
1,528,115	Voya Russell Mid Cap Index Portfolio - Class P2	17,084,321	4.5
2,623,042	Voya U.S. Bond Index Portfolio - Class P2	29,719,068	7.8
12,194,670	Voya U.S. Stock Index Portfolio - Class P2	210,236,114	55.2

	Total Mutual Funds
	(Cost $361,785,222)	377,407,201	99.1

	Assets in Excess of Other Liabilities	3,302,540	0.9
	Net Assets	$ 380,709,741	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$377,407,201	$–	$–	$377,407,201
Total Investments, at fair value	$377,407,201	$–	$–	$377,407,201
Other Financial Instruments+
Futures	158,046	–	–	158,046
Total Assets	$377,565,247	$–	$–	$377,565,247
Liabilities Table
Other Financial Instruments+
Futures	$(371,301)	$–	$–	$(371,301)
Total Liabilities	$(371,301)	$–	$–	$(371,301)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$23,296,925	$6,710,767	$(3,344,942)	$(108,698)	$26,554,052	$836,771	$(485,725)	$-
Voya International Index Portfolio - Class P2	77,580,444	28,807,567	(6,230,467)	(6,343,898)	93,813,646	2,370,225	(50,338)	-
Voya Russell Mid Cap Index Portfolio - Class P2	14,507,330	7,318,545	(3,524,667)	(1,216,887)	17,084,321	222,485	(1,054,826)	2,044,770
Voya Russell Small Cap Index Portfolio - Class P2	9,838,286	1,976,729	(11,885,343)	70,328	-	-	(2,192,405)	-
Voya U.S. Bond Index Portfolio - Class P2	21,945,576	14,486,556	(6,923,129)	210,065	29,719,068	543,624	596,738	144,506
Voya U.S. Stock Index Portfolio - Class P2	169,668,734	51,753,280	(14,083,718)	2,897,818	210,236,114	511,448	1,472,772	7,505,805
	$316,837,295	$111,053,444	$(45,992,266)	$(4,491,272)	$377,407,201	$4,484,553	$(1,713,783)	$9,695,081

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	252	12/18/20	$18,955,440	$(341,662)
S&P 500® E-Mini	11	12/18/20	1,843,600	(11,158)
			$20,799,040	$(352,820)

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Mini MSCI EAFE Index	(40)	12/18/20	$(3,706,400)	$114,013
Mini MSCI Emerging Markets Index	(35)	12/18/20	(1,904,875)	44,033
U.S. Treasury 10-Year Note	(106)	12/21/20	(14,790,312)	(18,481)
			$(20,401,587)	$139,565

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $362,964,892.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,554,213
Gross Unrealized Depreciation	(4,325,159)
Net Unrealized Appreciation	$14,229,054